Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock	Additional paid-in capital	Retained Earnings / (Accumulated Deficit)	Total
BALANCE at Dec. 31, 2013		$ 54,157	$ 163	$ 54,320
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)			(19,243)	(19,243)
Stockholder's contributions		18,824		18,824
BALANCE at Dec. 31, 2014		72,981	(19,080)	53,901
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 18	(8)		10
Issuance of common stock, shares	18,244,671
Net income/(loss)			3,505	3,505
Expenses for Merger		(1,745)		(1,745)
Stock compensation		143		143
Paid-in capital re-imbursement / distribution		(1,248)		(1,248)
BALANCE at Dec. 31, 2015	$ 18	70,123	(15,575)	54,566
BALANCE, shares at Dec. 31, 2015	18,244,671
BALANCE at Dec. 31, 2015	$ 18	70,123	(15,575)	54,566
BALANCE, shares at Dec. 31, 2015	18,244,671
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares	33,222
Net income/(loss)			1,075	1,075
BALANCE at Mar. 31, 2016	$ 18	70,123	(14,500)	55,641
BALANCE, shares at Mar. 31, 2016	18,277,893
BALANCE at Dec. 31, 2015	$ 18	70,123	(15,575)	54,566
BALANCE, shares at Dec. 31, 2015	18,244,671
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock, shares	33,222
Net income/(loss)			(5,813)	(5,813)
BALANCE at Dec. 31, 2016	$ 18	70,123	(21,388)	48,753
BALANCE, shares at Dec. 31, 2016	18,277,893
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income/(loss)			(1,703)	(1,703)
BALANCE at Mar. 31, 2017	$ 18	$ 70,123	$ (23,091)	$ 47,050
BALANCE, shares at Mar. 31, 2017	18,277,893